Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Tabular disclosure of number of shares acquired in the context of the buy-back programs as well as the repurchased treasury stock

Treasury Stock

		Total number of shares
		purchased and retired as
		part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS

December 31, 2016	51.00	999,951	50,993
Purchase of Treasury Stock
December 2017	87.79	660,000	57,938
December 31, 2017	65.63	1,659,951	108,931
Purchase of Treasury Stock
May 2018	86.69	173,274	15,020
June 2018	86.14	257,726	22,201
Repurchased Treasury Stock	86.37	431,000	37,221
Retirement of repurchased Treasury Stock
December 2018	87.23	1,091,000	95,159
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796
Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796
Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock (2)	62.55	5,107,678	319,509
TOTAL	60.66	6,107,629	370,502
(1)	The value of shares repurchased in 2017, 2018 and 2019 is inclusive of fees (net of taxes) paid in the amount of approximately €12, €8 and €11 (in € THOUS), respectively, for services rendered.
(2)	At December 31, 2019, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 is 6,892,322